Intangible Assets - lifecell - Additional Information (Detail) ₺ in Thousands	Dec. 31, 2022 TRY (₺) item	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺)
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset | ₺	₺ 37,323,333	₺ 41,219,286	₺ 40,654,516
Lifecell
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset | ₺	₺ 1,903,187	₺ 3,374,507
Lifecell | Operation license [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	9
Lifecell | 3G operation license [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	1
Lifecell | License for international and long-distance calls [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	1
Lifecell | PSTN license [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	7
Lifecell | Frequency use license [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	23
Lifecell | NDC codes for mobile networks [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	3
Lifecell | Permissions on number resource for short numbers [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	29
Lifecell | Permissions on number resource for SS-7 codes [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	10
Lifecell | Permissions on number resource for Mobile Network Codes [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	1
Lifecell | Permissions on number resource for local ranges [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	8
Lifecell | Permissions on service codes for alternative routing selection [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	2
Lifecell | Permissions on code for global telecommunication service [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	1
Lifecell | Regional [member] | Permissions on number resource for SS-7 codes [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	6
Lifecell | International [member] | Permissions on number resource for SS-7 codes [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	4